UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2009









                                                                      (Form N-Q)

48491-0609                                   (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA CAPITAL GROWTH FUND
April 30, 2009 (unaudited)


                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               EQUITY SECURITIES (98.0%)

               COMMON STOCKS (96.5%)

               CONSUMER DISCRETIONARY (9.1%)
               -----------------------------
               APPAREL RETAIL (1.4%)
        89,000 Gap, Inc.                                                                    $       1,383
        85,100 Ross Stores, Inc.                                                                    3,229
        83,500 TJX Companies, Inc.                                                                  2,335
                                                                                          ---------------
                                                                                                    6,947
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.3%)
        47,100 Honda Motor Co. Ltd. (a)                                                             1,369
                                                                                          ---------------
               AUTOMOTIVE RETAIL (1.0%)
        57,200 Advance Auto Parts, Inc.                                                             2,502
        14,500 AutoZone, Inc. *                                                                     2,413
                                                                                          ---------------
                                                                                                    4,915
                                                                                          ---------------
               CABLE & SATELLITE (0.3%)
        63,000 DIRECTV Group, Inc. *                                                                1,558
                                                                                          ---------------
               CASINOS & GAMING (0.5%)
        80,590 OPAP S.A. (a)                                                                        2,496
                                                                                          ---------------
               DEPARTMENT STORES (0.9%)
        47,600 Kohl's Corp. *                                                                       2,159
       428,901 Marks & Spencer Group plc (a)                                                        2,133
                                                                                          ---------------
                                                                                                    4,292
                                                                                          ---------------
               EDUCATION SERVICES (0.8%)
        46,400 Apollo Group, Inc. "A" *                                                             2,921
         8,500 ITT Educational Services, Inc. *                                                       857
                                                                                          ---------------
                                                                                                    3,778
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (1.7%)
        61,800 Big Lots, Inc. *                                                                     1,708
        79,000 Dollar Tree, Inc. *                                                                  3,345
       109,100 Family Dollar Stores, Inc.                                                           3,621
                                                                                          ---------------
                                                                                                    8,674
                                                                                          ---------------
               HOMEBUILDING (0.5%)
       116,300 D.R. Horton, Inc.                                                                    1,518
        28,700 DAITO Trust Construction Co. Ltd. (a)                                                1,185
                                                                                          ---------------
                                                                                                    2,703
                                                                                          ---------------
               RESTAURANTS (1.7%)
       473,600 Compass Group plc (a)                                                                2,264
       121,400 McDonald's Corp.                                                                     6,469
                                                                                          ---------------
                                                                                                    8,733
                                                                                          ---------------
               Total Consumer Discretionary                                                        45,465
                                                                                          ---------------
================================================================================
1  |  USAA Capital Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               CONSUMER STAPLES (9.5%)
               -----------------------
               FOOD RETAIL (1.6%)
       175,500 Kroger Co.                                                                   $       3,794
        43,800 Lawson, Inc. (a)                                                                     1,698
       133,500 Safeway, Inc.                                                                        2,637
                                                                                          ---------------
                                                                                                    8,129
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (1.4%)
       134,676 Wal-Mart Stores, Inc.                                                                6,788
                                                                                          ---------------
               PACKAGED FOODS & MEAT (3.0%)
       128,500 Dean Foods Co. *                                                                     2,660
        33,600 Kerry Group plc "A" (a)                                                                690
       160,369 Nestle S.A. (a)                                                                      5,216
       330,900 Unilever N.V. (a)                                                                    6,543
                                                                                          ---------------
                                                                                                   15,109
                                                                                          ---------------
               SOFT DRINKS (1.1%)
       305,600 Coca-Cola Enterprises, Inc.                                                          5,213
                                                                                          ---------------
               TOBACCO (2.4%)
       472,230 Altria Group, Inc.                                                                   7,712
        66,900 Lorillard, Inc.                                                                      4,223
                                                                                          ---------------
                                                                                                   11,935
                                                                                          ---------------
               Total Consumer Staples                                                              47,174
                                                                                          ---------------

               ENERGY (12.4%)
               --------------
               INTEGRATED OIL & GAS (8.2%)
       116,300 BG Group plc (a)                                                                     1,870
        76,528 Chevron Corp.                                                                        5,058
       200,200 ENI S.p.A. (a)                                                                       4,339
       103,100 Exxon Mobil Corp.                                                                    6,874
       101,200 Galp Energia SGPS S.A. (a)                                                           1,349
        38,900 Lukoil Oil Co. (a)                                                                   1,714
       133,900 Marathon Oil Corp.                                                                   3,977
       131,300 OAO Gazprom ADR (a)                                                                  2,307
       166,300 Repsol YPF S.A. (a)                                                                  3,165
       108,000 Royal Dutch Shell plc "A"                                                            2,511
       168,200 Statoil ASA (a)                                                                      3,150
        95,367 Total S.A. (a)                                                                       4,769
                                                                                          ---------------
                                                                                                   41,083
                                                                                          ---------------
               OIL & GAS DRILLING (1.2%)
        59,031 Noble Corp.                                                                          1,613
       183,600 Pride International, Inc. *                                                          4,168
                                                                                          ---------------
                                                                                                    5,781
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
        52,500 Dresser-Rand Group, Inc. *                                                           1,293
        44,300 National-Oilwell Varco, Inc. *                                                       1,342
                                                                                          ---------------
                                                                                                    2,635
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
        31,600 EnCana Corp.                                                                         1,448
       227,400 Talisman Energy, Inc.                                                                2,849
                                                                                          ---------------
                                                                                                    4,297
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (1.6%)
       282,000 Nippon Oil Corp. (a)                                                                 1,469
        18,813 Reliance Industries Ltd. GDR (a)                                                     1,418
        50,800 Sunoco, Inc.                                                                         1,347
        73,800 Tesoro Corp.                                                                         1,126
================================================================================
                                                  Portfolio of Investments  |  2

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       136,700 Valero Energy Corp.                                                          $       2,712
                                                                                          ---------------
                                                                                                    8,072
                                                                                          ---------------
               Total Energy                                                                        61,868
                                                                                          ---------------

               FINANCIALS (14.6%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
       815,885 Man Group plc                                                                        3,060
                                                                                          ---------------
               DIVERSIFIED BANKS (6.3%)
       196,860 Australia and New Zealand Banking Group Ltd. (a)                                     2,266
       299,293 Banco Espirito Santo S.A. (a)                                                        1,468
     9,391,000 Bank of China Ltd. "H" (a)                                                           3,479
        37,100 Canadian Imperial Bank of Commerce                                                   1,666
       128,050 Commonwealth Bank of Australia (a)                                                   3,256
        27,200 HDFC Bank Ltd. ADR *                                                                 2,013
        61,000 National Bank of Canada                                                              2,231
       112,700 Royal Bank of Canada                                                                 3,995
       374,400 Standard Chartered plc (a)                                                           5,758
       364,952 Westpac Banking Corp. (a)                                                            5,079
                                                                                          ---------------
                                                                                                   31,211
                                                                                          ---------------
               INSURANCE BROKERS (0.5%)
        65,400 Aon Corp.                                                                            2,760
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.0%)
       107,600 Charles Schwab Corp.                                                                 1,988
        55,100 Morgan Stanley                                                                       1,303
       110,200 TD Ameritrade Holding Corp. *                                                        1,753
                                                                                          ---------------
                                                                                                    5,044
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
       363,000 China Life Insurance Co. Ltd. "H" (a)                                                1,276
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.1%)
        12,300 Fairfax Financial Holdings Ltd.                                                      3,253
        41,981 Mapfre S.A. (a)                                                                        120
     1,113,200 Royal & Sun Alliance Insurance Group (a)                                             2,139
                                                                                          ---------------
                                                                                                    5,512
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.5%)
        82,600 Admiral Group (a)                                                                    1,102
        77,500 Fidelity National Financial, Inc. "A"                                                1,405
        73,600 First American Corp.                                                                 2,067
       189,900 Progressive Corp. *                                                                  2,901
       116,500 Travelers Companies, Inc.                                                            4,793
                                                                                          ---------------
                                                                                                   12,268
                                                                                          ---------------
               REGIONAL BANKS (1.4%)
        32,100 Cullen/Frost Bankers, Inc.                                                           1,512
       205,000 First Horizon National Corp.                                                         2,359
       168,000 Gunma Bank Ltd. (a)                                                                    833
       169,367 OTP Bank *(a)                                                                        2,173
                                                                                          ---------------
                                                                                                    6,877
                                                                                          ---------------
               REINSURANCE (0.5%)
       118,800 SCOR SE (a)                                                                          2,502
                                                                                          ---------------
               REITS - DIVERSIFIED (0.5%)
        11,545 ICADE (a)                                                                              890
        63,100 Liberty Property Trust, Inc.                                                         1,536
                                                                                          ---------------
                                                                                                    2,426
                                                                                          ---------------
               Total Financials                                                                    72,936
                                                                                          ---------------
================================================================================
3  |  USAA Capital Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               HEALTH CARE (9.6%)
               ------------------
               BIOTECHNOLOGY (0.8%)
        77,600 Amgen, Inc. *                                                                $       3,761
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.9%)
        41,200 AmerisourceBergen Corp.                                                              1,386
        35,500 Cardinal Health, Inc.                                                                1,199
        51,800 McKesson Corp.                                                                       1,917
                                                                                          ---------------
                                                                                                    4,502
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.3%)
        47,900 Hospira, Inc. *                                                                      1,574
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.4%)
        44,000 Universal Health Services, Inc. "B"                                                  2,218
                                                                                          ---------------
               HEALTH CARE SERVICES (0.3%)
        51,300 Omnicare, Inc.                                                                       1,319
                                                                                          ---------------
               MANAGED HEALTH CARE (1.0%)
       214,400 UnitedHealth Group, Inc.                                                             5,043
                                                                                          ---------------
               PHARMACEUTICALS (5.9%)
        81,700 Astellas Pharma, Inc. (a)                                                            2,665
       153,900 Bristol-Myers Squibb Co.                                                             2,955
       108,000 Endo Pharmaceuticals Holdings, Inc. *                                                1,786
       109,800 Forest Laboratories, Inc. *                                                          2,382
       561,000 GlaxoSmithKline plc (a)                                                              8,663
        81,400 Mylan, Inc. *                                                                        1,078
       138,700 Pfizer, Inc.                                                                         1,853
       111,500 Sanofi-Aventis S.A. (a)                                                              6,418
        53,100 Watson Pharmaceuticals, Inc. *                                                       1,643
                                                                                          ---------------
                                                                                                   29,443
                                                                                          ---------------
               Total Health Care                                                                   47,860
                                                                                          ---------------

               INDUSTRIALS (10.5%)
               -------------------
               AEROSPACE & DEFENSE (5.4%)
       448,000 BAE Systems plc (a)                                                                  2,357
        50,300 Goodrich Corp.                                                                       2,227
        19,700 L-3 Communications Holdings, Inc.                                                    1,500
        71,500 Lockheed Martin Corp.                                                                5,615
        95,700 Northrop Grumman Corp.                                                               4,627
        27,100 Precision Castparts Corp.                                                            2,029
       119,000 Raytheon Co.                                                                         5,382
        63,400 United Technologies Corp.                                                            3,097
                                                                                          ---------------
                                                                                                   26,834
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.3%)
        82,309 TNT N.V. (a)                                                                         1,516
                                                                                          ---------------
               BUILDING PRODUCTS (1.0%)
        86,600 Compagnie De Saint Gobain (a)                                                        3,097
        17,698 Geberit AG (a)                                                                       1,891
                                                                                          ---------------
                                                                                                    4,988
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (1.4%)
       296,700 Balfour Beatty plc (a)                                                               1,467
       218,700 KBR, Inc.                                                                            3,416
        42,900 Vinci S.A. (a)                                                                       1,918
                                                                                          ---------------
                                                                                                    6,801
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
        61,000 Navistar International Corp. *                                                       2,306
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  4

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.7%)
        68,800 Schindler Holding AG (a)                                                     $       3,608
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.8%)
         1,380 SGS S.A. (a)                                                                         1,543
        43,800 Watson Wyatt Worldwide, Inc. "A"                                                     2,323
                                                                                          ---------------
                                                                                                    3,866
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.5%)
       304,400 Securitas AB "B" (a)                                                                 2,527
                                                                                          ---------------
               Total Industrials                                                                   52,446
                                                                                          ---------------

               INFORMATION TECHNOLOGY (12.8%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (1.6%)
     1,308,000 China Railway Construction Corp. *(a)                                                1,819
       320,600 Cisco Systems, Inc. *                                                                6,194
                                                                                          ---------------
                                                                                                    8,013
                                                                                          ---------------
               COMPUTER HARDWARE (4.7%)
        81,400 Apple, Inc. *                                                                       10,242
       114,900 International Business Machines Corp.                                               11,859
        79,600 Teradata Corp. *                                                                     1,331
                                                                                          ---------------
                                                                                                   23,432
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
        38,600 Affiliated Computer Services, Inc. "A" *                                             1,867
        57,600 Computer Sciences Corp. *                                                            2,129
        39,400 Hewitt Associates, Inc. "A" *                                                        1,236
                                                                                          ---------------
                                                                                                    5,232
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
       334,000 Tencent Holdings Ltd. (a)                                                            2,993
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
           382 NTT Data Corp. (a)                                                                   1,002
                                                                                          ---------------
               SEMICONDUCTORS (0.6%)
       175,400 Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                      1,854
        64,500 Xilinx, Inc.                                                                         1,318
                                                                                          ---------------
                                                                                                    3,172
                                                                                          ---------------
               SYSTEMS SOFTWARE (4.0%)
       557,791 Microsoft Corp.                                                                     11,301
       348,000 Oracle Corp.                                                                         6,730
        49,500 Sybase, Inc. *                                                                       1,681
                                                                                          ---------------
                                                                                                   19,712
                                                                                          ---------------
               Total Information Technology                                                        63,556
                                                                                          ---------------

               MATERIALS (7.6%)
               ----------------
               CONSTRUCTION MATERIALS (0.8%)
       155,442 CRH plc (a)                                                                          4,043
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (1.2%)
        64,200 FMC Corp.                                                                            3,128
        33,452 Solvay S.A. (a)                                                                      2,872
                                                                                          ---------------
                                                                                                    6,000
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (1.7%)
       135,817 Antofagasta plc (a)                                                                  1,168
       349,500 BHP Billiton plc (a)                                                                 7,342
                                                                                          ---------------
                                                                                                    8,510
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.5%)
        25,300 CF Industries Holdings, Inc.                                                         1,823

================================================================================
5  |  USAA Capital Growth Fund

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        22,050 K&S AG (a)                                                                   $       1,323
        22,900 Monsanto Co.                                                                         1,944
        11,970 Syngenta AG (a)                                                                      2,554
                                                                                          ---------------
                                                                                                    7,644
                                                                                          ---------------
               GOLD (0.8%)
        94,200 Barrick Gold Corp.                                                                   2,728
       169,300 IAMGOLD Corp.                                                                        1,349
                                                                                          ---------------
                                                                                                    4,077
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.9%)
        53,200 Ball Corp.                                                                           2,007
       108,400 Pactiv Corp. *                                                                       2,369
                                                                                          ---------------
                                                                                                    4,376
                                                                                          ---------------
               PRECIOUS METALS & MINERALS (0.3%)
       162,328 Fresnillo plc (a)                                                                    1,272
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.4%)
        62,900 Koninklijke DSM N.V. (a)                                                             1,944
                                                                                          ---------------
               Total Materials                                                                     37,866
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (5.8%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.2%)
       567,900 Cable & Wireless plc (a)                                                             1,250
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
        34,305 Hellenic Telecommunications Organization (OTE S.A.) (a)                                525
       148,200 Nippon Telegraph & Telephone Corp. (a)                                               5,555
       223,514 Portugal Telecom SGPS S.A. (a)                                                       1,710
        66,500 Telefonica S.A. (a)                                                                  1,263
        76,400 Verizon Communications, Inc.                                                         2,318
                                                                                          ---------------
                                                                                                   11,371
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (3.3%)
       258,400 America Movil S.A.B. de C.V. ADR "L"                                                 8,489
         1,345 NTT DoCoMo, Inc. (a)                                                                 1,874
     3,324,933 Vodafone Group plc (a)                                                               6,107
                                                                                          ---------------
                                                                                                   16,470
                                                                                          ---------------
               Total Telecommunication Services                                                    29,091
                                                                                          ---------------

               UTILITIES (4.6%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
        41,800 DPL, Inc.                                                                              938
        22,000 Exelon Corp.                                                                         1,015
        56,600 FPL Group, Inc.                                                                      3,044
                                                                                          ---------------
                                                                                                    4,997
                                                                                          ---------------
               GAS UTILITIES (0.3%)
        57,400 UGI Corp.                                                                            1,317
                                                                                          ---------------
               MULTI-UTILITIES (3.3%)
       952,700 Centrica plc (a)                                                                     3,194
       153,200 CMS Energy Corp.                                                                     1,842
        29,900 Dominion Resources, Inc.                                                               902
        77,000 Gaz de France S.A. (a)                                                               2,769
        51,100 PG&E Corp.                                                                           1,897
        79,500 Public Service Enterprise Group, Inc.                                                2,372
        33,300 RWE AG (a)                                                                           2,394
        25,600 Sempra Energy                                                                        1,178
                                                                                          ---------------
                                                                                                   16,548
                                                                                          ---------------
               Total Utilities                                                                     22,862
                                                                                          ---------------
               Total Common Stocks (cost: $471,228)                                               481,124
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  6

================================================================================
                                                                                                   MARKET
  NUMBER                                                                                            VALUE
  OF SHARES    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.5%)

               FINANCIALS (1.5%)
               -----------------
               DIVERSIFIED BANKS (1.5%)
       530,500 Banco Itau Holding Financeira S.A.                                         $         7,368
                                                                                          ---------------
               Total Financials                                                                     7,368
                                                                                          ---------------
               Total Preferred Securities (cost: $6,760)                                            7,368
                                                                                          ---------------

               RIGHTS (0.0%)

               INDUSTRIALS (0.0%)
               ------------------
               AEROSPACE & DEFENSE (0.0%)
    34,791,900 Rolls Royce Group plc *(a)                                                              --
                                                                                          ---------------

                                                                                          ---------------
               Total Industrials                                                                       --
                                                                                          ---------------
               Total Rights (cost: $51)                                                                --
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $478,039)                                                                   488,492
                                                                                          ---------------
---------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (1.4%)

               MONEY MARKET FUNDS (1.4%)
     7,009,178 State Street Institutional Liquid Reserve Fund, 0.56% (b)(cost:  $7,009)             7,009
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $485,048)                                       $         495,501
                                                                                          ===============


================================================================================
7  |  USAA Capital Growth Fund

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================
                                         Notes to Portfolio of Investments  |  8

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

================================================================================
9  |  USAA Capital Growth Fund

================================================================================

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

Valuation Inputs                                     Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $318,312,000
Level 2 - Other Significant Observable Inputs                      177,189,000
Level 3 - Significant Unobservable Inputs                                    -
-------------------------------------------------------------------------------
Total                                                             $495,501,000
-------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund had no securities out on loan.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2009, were $34,152,000 and $23,699,000, respectively, resulting in net unrealized appreciation of $10,453,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $498,448,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 43.2% of net assets at April 30, 2009.

CATEGORIES AND DEFINITIONS

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

================================================================================
                                        Notes to Portfolio of Investments  |  10

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
 *      Non-income-producing security.

================================================================================
11  |  USAA Capital Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.